Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Appalachian Power Co [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2014
Sales under Interconnection Agreement (a)	$184	$503	$1,121	$—	$—
Direct Sales to East Affiliates	141,721	—	—	3,765	10,048
Direct Sales to West Affiliates	614	363	—	—	328
Direct Sales to AEPEP	—	—	44,121	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1,665)	1,675	104,052	8	14,119
Other Revenues	3,583	1,657	15,922	3,281	1,783
Total Affiliated Revenues	$144,437	$4,198	$165,216	$7,054	$26,278

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$—	$—
Direct Sales to East Affiliates	129,014	—	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	—	—	—	—	(136)
Transmission Agreement and Transmission Coordination Agreement Sales	461	(681)	53,405	—	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$—	$—
Direct Sales to East Affiliates	124,519	—	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	—	—	—	—	(583)
Transmission Agreement and Transmission Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

(a)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (a)	$4,661	$1,635	$140	$—	$—
Direct Purchases from East Affiliates	—	—	—	976	1
Direct Purchases from West Affiliates	—	—	—	10,048	3,765
Direct Purchases from AGR	—	—	1,148,216	—	—
Direct Purchases from AEPEP	—	—	44,344	—	—
Direct Purchases from AEGCo	—	268,337	—	—	—
Total Affiliated Purchases	$4,661	$269,972	$1,192,700	$11,024	$3,766

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$—	$—
Direct Purchases from East Affiliates	—	—	—	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Direct Purchases from AEGCo	—	251,518	148,459	—	—
Natural Gas Purchases from AEPES	—	—	1,984	—	—
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$—	$—
Direct Purchases from East Affiliates	—	—	—	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Direct Purchases from AEGCo	—	238,866	203,583	—	—
Natural Gas Purchases from AEPES	—	—	2,808	—	—
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

(a)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Agreement

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$84,667	$40,609	$20,264
I&M	39,707	19,947	5,689
OPCo	16,989	8,946	6,090

Coal Transloading
AEGCo

	Years Ended December 31,
Company	2014	2013
	(in thousands)
APCo	$1	$—
I&M	16,186	6,820
OPCo	—	322

OPCo

	Years Ended December 31,
Company	2013		2012
	(in thousands)
APCo	$(11)	(a)	$942
I&M	15,596	(b)	32,639	(b)

(a)	Includes annual true-up of 2012 estimated revenues.

(b)	Includes $7.3 million and $14.5 million in 2013 and 2012, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Railcar Maintenance
AEGCo

	Years Ended December 31,
Company	2014	2013
	(in thousands)
I&M	$2,497	$1,073
OPCo	—	41
PSO	310	106
SWEPCo	3,275	1,237

OPCo

	Years Ended December 31,
Company	2013		2012
	(in thousands)
APCo	$3		$88
I&M	1,285	(a)	3,343	(a)
PSO	59		281
SWEPCo	1,204		2,102

(a)	Includes $608 thousand and $1.5 million in 2013 and 2012, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Barging, Urea Transloading and Other Services

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
AEGCo	$22,746	$19,719	$19,961
AGR	5,195	—	—
APCo	36,064	30,876	34,725
KPCo	5,031	50	74
OPCo	—	40,562	39,956
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	25,253	22,648	20,917

Central Machine Shop

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
AEGCo	$70	$26	$80
AGR	2,842	—	—
I&M	1,704	2,451	1,280
KPCo	1,180	687	277
OPCo	—	4,679	3,838
PSO	321	606	1,198
SWEPCo	72	168	145

Affiliate Railcar Agreement

December 31, 2014
Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in thousands)
AGR	$(27)	$—	$—	$—
I&M	331	—	133	1,078
PSO	56	1,275	—	652
SWEPCo	96	2,159	183	—

December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
	(in thousands)
AGR	$—	$698	$33	$2	$19
APCo	775	—	—	—	—
I&M	(391)	507	—	195	854
PSO	(90)	20	595	—	329
SWEPCo	(245)	140	1,395	43	—

Ownership and Investment in OVEC

	December 31, 2014
Company	Ownership	Investment
		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

Purchased Power from OVEC

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$96,905	$104,396	$98,417
I&M	48,487	52,230	49,239
OPCo	123,101	132,607	125,013

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$3,031	$3,212	$6,643
I&M	1,256	5,031	3,296
OPCo	532	59,818	4,163
PSO	510	5,651	1,782
SWEPCo	1,216	1,617	1,731

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$860	$5,199	$2,522
I&M	1,352	964	285
OPCo	1,902	5,311	10,608
PSO	2,079	1,710	1,867
SWEPCo	4,023	8,440	7,266

Indiana Michigan Power Co [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2014
Sales under Interconnection Agreement (a)	$184	$503	$1,121	$—	$—
Direct Sales to East Affiliates	141,721	—	—	3,765	10,048
Direct Sales to West Affiliates	614	363	—	—	328
Direct Sales to AEPEP	—	—	44,121	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1,665)	1,675	104,052	8	14,119
Other Revenues	3,583	1,657	15,922	3,281	1,783
Total Affiliated Revenues	$144,437	$4,198	$165,216	$7,054	$26,278

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$—	$—
Direct Sales to East Affiliates	129,014	—	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	—	—	—	—	(136)
Transmission Agreement and Transmission Coordination Agreement Sales	461	(681)	53,405	—	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$—	$—
Direct Sales to East Affiliates	124,519	—	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	—	—	—	—	(583)
Transmission Agreement and Transmission Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

(a)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (a)	$4,661	$1,635	$140	$—	$—
Direct Purchases from East Affiliates	—	—	—	976	1
Direct Purchases from West Affiliates	—	—	—	10,048	3,765
Direct Purchases from AGR	—	—	1,148,216	—	—
Direct Purchases from AEPEP	—	—	44,344	—	—
Direct Purchases from AEGCo	—	268,337	—	—	—
Total Affiliated Purchases	$4,661	$269,972	$1,192,700	$11,024	$3,766

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$—	$—
Direct Purchases from East Affiliates	—	—	—	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Direct Purchases from AEGCo	—	251,518	148,459	—	—
Natural Gas Purchases from AEPES	—	—	1,984	—	—
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$—	$—
Direct Purchases from East Affiliates	—	—	—	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Direct Purchases from AEGCo	—	238,866	203,583	—	—
Natural Gas Purchases from AEPES	—	—	2,808	—	—
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

(a)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Agreement

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$84,667	$40,609	$20,264
I&M	39,707	19,947	5,689
OPCo	16,989	8,946	6,090

Coal Transloading
AEGCo

	Years Ended December 31,
Company	2014	2013
	(in thousands)
APCo	$1	$—
I&M	16,186	6,820
OPCo	—	322

OPCo

	Years Ended December 31,
Company	2013		2012
	(in thousands)
APCo	$(11)	(a)	$942
I&M	15,596	(b)	32,639	(b)

(a)	Includes annual true-up of 2012 estimated revenues.

(b)	Includes $7.3 million and $14.5 million in 2013 and 2012, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Railcar Maintenance
AEGCo

	Years Ended December 31,
Company	2014	2013
	(in thousands)
I&M	$2,497	$1,073
OPCo	—	41
PSO	310	106
SWEPCo	3,275	1,237

OPCo

	Years Ended December 31,
Company	2013		2012
	(in thousands)
APCo	$3		$88
I&M	1,285	(a)	3,343	(a)
PSO	59		281
SWEPCo	1,204		2,102

(a)	Includes $608 thousand and $1.5 million in 2013 and 2012, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Barging, Urea Transloading and Other Services

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
AEGCo	$22,746	$19,719	$19,961
AGR	5,195	—	—
APCo	36,064	30,876	34,725
KPCo	5,031	50	74
OPCo	—	40,562	39,956
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	25,253	22,648	20,917

Central Machine Shop

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
AEGCo	$70	$26	$80
AGR	2,842	—	—
I&M	1,704	2,451	1,280
KPCo	1,180	687	277
OPCo	—	4,679	3,838
PSO	321	606	1,198
SWEPCo	72	168	145

Affiliate Railcar Agreement

December 31, 2014
Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in thousands)
AGR	$(27)	$—	$—	$—
I&M	331	—	133	1,078
PSO	56	1,275	—	652
SWEPCo	96	2,159	183	—

December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
	(in thousands)
AGR	$—	$698	$33	$2	$19
APCo	775	—	—	—	—
I&M	(391)	507	—	195	854
PSO	(90)	20	595	—	329
SWEPCo	(245)	140	1,395	43	—

Ownership and Investment in OVEC

	December 31, 2014
Company	Ownership	Investment
		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

Purchased Power from OVEC

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$96,905	$104,396	$98,417
I&M	48,487	52,230	49,239
OPCo	123,101	132,607	125,013

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$3,031	$3,212	$6,643
I&M	1,256	5,031	3,296
OPCo	532	59,818	4,163
PSO	510	5,651	1,782
SWEPCo	1,216	1,617	1,731

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$860	$5,199	$2,522
I&M	1,352	964	285
OPCo	1,902	5,311	10,608
PSO	2,079	1,710	1,867
SWEPCo	4,023	8,440	7,266

Ohio Power Co [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2014
Sales under Interconnection Agreement (a)	$184	$503	$1,121	$—	$—
Direct Sales to East Affiliates	141,721	—	—	3,765	10,048
Direct Sales to West Affiliates	614	363	—	—	328
Direct Sales to AEPEP	—	—	44,121	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1,665)	1,675	104,052	8	14,119
Other Revenues	3,583	1,657	15,922	3,281	1,783
Total Affiliated Revenues	$144,437	$4,198	$165,216	$7,054	$26,278

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$—	$—
Direct Sales to East Affiliates	129,014	—	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	—	—	—	—	(136)
Transmission Agreement and Transmission Coordination Agreement Sales	461	(681)	53,405	—	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$—	$—
Direct Sales to East Affiliates	124,519	—	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	—	—	—	—	(583)
Transmission Agreement and Transmission Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

(a)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (a)	$4,661	$1,635	$140	$—	$—
Direct Purchases from East Affiliates	—	—	—	976	1
Direct Purchases from West Affiliates	—	—	—	10,048	3,765
Direct Purchases from AGR	—	—	1,148,216	—	—
Direct Purchases from AEPEP	—	—	44,344	—	—
Direct Purchases from AEGCo	—	268,337	—	—	—
Total Affiliated Purchases	$4,661	$269,972	$1,192,700	$11,024	$3,766

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$—	$—
Direct Purchases from East Affiliates	—	—	—	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Direct Purchases from AEGCo	—	251,518	148,459	—	—
Natural Gas Purchases from AEPES	—	—	1,984	—	—
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$—	$—
Direct Purchases from East Affiliates	—	—	—	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Direct Purchases from AEGCo	—	238,866	203,583	—	—
Natural Gas Purchases from AEPES	—	—	2,808	—	—
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

(a)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Agreement

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$84,667	$40,609	$20,264
I&M	39,707	19,947	5,689
OPCo	16,989	8,946	6,090

Coal Transloading
AEGCo

	Years Ended December 31,
Company	2014	2013
	(in thousands)
APCo	$1	$—
I&M	16,186	6,820
OPCo	—	322

OPCo

	Years Ended December 31,
Company	2013		2012
	(in thousands)
APCo	$(11)	(a)	$942
I&M	15,596	(b)	32,639	(b)

(a)	Includes annual true-up of 2012 estimated revenues.

(b)	Includes $7.3 million and $14.5 million in 2013 and 2012, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Railcar Maintenance
AEGCo

	Years Ended December 31,
Company	2014	2013
	(in thousands)
I&M	$2,497	$1,073
OPCo	—	41
PSO	310	106
SWEPCo	3,275	1,237

OPCo

	Years Ended December 31,
Company	2013		2012
	(in thousands)
APCo	$3		$88
I&M	1,285	(a)	3,343	(a)
PSO	59		281
SWEPCo	1,204		2,102

(a)	Includes $608 thousand and $1.5 million in 2013 and 2012, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Barging, Urea Transloading and Other Services

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
AEGCo	$22,746	$19,719	$19,961
AGR	5,195	—	—
APCo	36,064	30,876	34,725
KPCo	5,031	50	74
OPCo	—	40,562	39,956
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	25,253	22,648	20,917

Central Machine Shop

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
AEGCo	$70	$26	$80
AGR	2,842	—	—
I&M	1,704	2,451	1,280
KPCo	1,180	687	277
OPCo	—	4,679	3,838
PSO	321	606	1,198
SWEPCo	72	168	145

Ownership and Investment in OVEC

	December 31, 2014
Company	Ownership	Investment
		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

Purchased Power from OVEC

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$96,905	$104,396	$98,417
I&M	48,487	52,230	49,239
OPCo	123,101	132,607	125,013

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$3,031	$3,212	$6,643
I&M	1,256	5,031	3,296
OPCo	532	59,818	4,163
PSO	510	5,651	1,782
SWEPCo	1,216	1,617	1,731

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$860	$5,199	$2,522
I&M	1,352	964	285
OPCo	1,902	5,311	10,608
PSO	2,079	1,710	1,867
SWEPCo	4,023	8,440	7,266

Public Service Co Of Oklahoma [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2014
Sales under Interconnection Agreement (a)	$184	$503	$1,121	$—	$—
Direct Sales to East Affiliates	141,721	—	—	3,765	10,048
Direct Sales to West Affiliates	614	363	—	—	328
Direct Sales to AEPEP	—	—	44,121	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1,665)	1,675	104,052	8	14,119
Other Revenues	3,583	1,657	15,922	3,281	1,783
Total Affiliated Revenues	$144,437	$4,198	$165,216	$7,054	$26,278

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$—	$—
Direct Sales to East Affiliates	129,014	—	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	—	—	—	—	(136)
Transmission Agreement and Transmission Coordination Agreement Sales	461	(681)	53,405	—	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$—	$—
Direct Sales to East Affiliates	124,519	—	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	—	—	—	—	(583)
Transmission Agreement and Transmission Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

(a)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (a)	$4,661	$1,635	$140	$—	$—
Direct Purchases from East Affiliates	—	—	—	976	1
Direct Purchases from West Affiliates	—	—	—	10,048	3,765
Direct Purchases from AGR	—	—	1,148,216	—	—
Direct Purchases from AEPEP	—	—	44,344	—	—
Direct Purchases from AEGCo	—	268,337	—	—	—
Total Affiliated Purchases	$4,661	$269,972	$1,192,700	$11,024	$3,766

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$—	$—
Direct Purchases from East Affiliates	—	—	—	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Direct Purchases from AEGCo	—	251,518	148,459	—	—
Natural Gas Purchases from AEPES	—	—	1,984	—	—
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$—	$—
Direct Purchases from East Affiliates	—	—	—	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Direct Purchases from AEGCo	—	238,866	203,583	—	—
Natural Gas Purchases from AEPES	—	—	2,808	—	—
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

(a)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Coordination Agreement

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
PSO	$14,100	$14,700	$12,300
SWEPCo	(14,100)	(14,700)	(12,300)

Railcar Maintenance
AEGCo

	Years Ended December 31,
Company	2014	2013
	(in thousands)
I&M	$2,497	$1,073
OPCo	—	41
PSO	310	106
SWEPCo	3,275	1,237

OPCo

	Years Ended December 31,
Company	2013		2012
	(in thousands)
APCo	$3		$88
I&M	1,285	(a)	3,343	(a)
PSO	59		281
SWEPCo	1,204		2,102

(a)	Includes $608 thousand and $1.5 million in 2013 and 2012, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Central Machine Shop

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
AEGCo	$70	$26	$80
AGR	2,842	—	—
I&M	1,704	2,451	1,280
KPCo	1,180	687	277
OPCo	—	4,679	3,838
PSO	321	606	1,198
SWEPCo	72	168	145

Affiliate Railcar Agreement

December 31, 2014
Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in thousands)
AGR	$(27)	$—	$—	$—
I&M	331	—	133	1,078
PSO	56	1,275	—	652
SWEPCo	96	2,159	183	—

December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
	(in thousands)
AGR	$—	$698	$33	$2	$19
APCo	775	—	—	—	—
I&M	(391)	507	—	195	854
PSO	(90)	20	595	—	329
SWEPCo	(245)	140	1,395	43	—

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$3,031	$3,212	$6,643
I&M	1,256	5,031	3,296
OPCo	532	59,818	4,163
PSO	510	5,651	1,782
SWEPCo	1,216	1,617	1,731

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$860	$5,199	$2,522
I&M	1,352	964	285
OPCo	1,902	5,311	10,608
PSO	2,079	1,710	1,867
SWEPCo	4,023	8,440	7,266

Southwestern Electric Power Co [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2014
Sales under Interconnection Agreement (a)	$184	$503	$1,121	$—	$—
Direct Sales to East Affiliates	141,721	—	—	3,765	10,048
Direct Sales to West Affiliates	614	363	—	—	328
Direct Sales to AEPEP	—	—	44,121	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1,665)	1,675	104,052	8	14,119
Other Revenues	3,583	1,657	15,922	3,281	1,783
Total Affiliated Revenues	$144,437	$4,198	$165,216	$7,054	$26,278

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$—	$—
Direct Sales to East Affiliates	129,014	—	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	—	—	—	—	(136)
Transmission Agreement and Transmission Coordination Agreement Sales	461	(681)	53,405	—	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$—	$—
Direct Sales to East Affiliates	124,519	—	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	—	—	—	—	(583)
Transmission Agreement and Transmission Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

(a)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (a)	$4,661	$1,635	$140	$—	$—
Direct Purchases from East Affiliates	—	—	—	976	1
Direct Purchases from West Affiliates	—	—	—	10,048	3,765
Direct Purchases from AGR	—	—	1,148,216	—	—
Direct Purchases from AEPEP	—	—	44,344	—	—
Direct Purchases from AEGCo	—	268,337	—	—	—
Total Affiliated Purchases	$4,661	$269,972	$1,192,700	$11,024	$3,766

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$—	$—
Direct Purchases from East Affiliates	—	—	—	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Direct Purchases from AEGCo	—	251,518	148,459	—	—
Natural Gas Purchases from AEPES	—	—	1,984	—	—
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$—	$—
Direct Purchases from East Affiliates	—	—	—	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Direct Purchases from AEGCo	—	238,866	203,583	—	—
Natural Gas Purchases from AEPES	—	—	2,808	—	—
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

(a)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Coordination Agreement

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
PSO	$14,100	$14,700	$12,300
SWEPCo	(14,100)	(14,700)	(12,300)

Railcar Maintenance
AEGCo

	Years Ended December 31,
Company	2014	2013
	(in thousands)
I&M	$2,497	$1,073
OPCo	—	41
PSO	310	106
SWEPCo	3,275	1,237

OPCo

	Years Ended December 31,
Company	2013		2012
	(in thousands)
APCo	$3		$88
I&M	1,285	(a)	3,343	(a)
PSO	59		281
SWEPCo	1,204		2,102

(a)	Includes $608 thousand and $1.5 million in 2013 and 2012, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Central Machine Shop

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
AEGCo	$70	$26	$80
AGR	2,842	—	—
I&M	1,704	2,451	1,280
KPCo	1,180	687	277
OPCo	—	4,679	3,838
PSO	321	606	1,198
SWEPCo	72	168	145

Affiliate Railcar Agreement

December 31, 2014
Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in thousands)
AGR	$(27)	$—	$—	$—
I&M	331	—	133	1,078
PSO	56	1,275	—	652
SWEPCo	96	2,159	183	—

December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
	(in thousands)
AGR	$—	$698	$33	$2	$19
APCo	775	—	—	—	—
I&M	(391)	507	—	195	854
PSO	(90)	20	595	—	329
SWEPCo	(245)	140	1,395	43	—

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$3,031	$3,212	$6,643
I&M	1,256	5,031	3,296
OPCo	532	59,818	4,163
PSO	510	5,651	1,782
SWEPCo	1,216	1,617	1,731

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$860	$5,199	$2,522
I&M	1,352	964	285
OPCo	1,902	5,311	10,608
PSO	2,079	1,710	1,867
SWEPCo	4,023	8,440	7,266